Revenue (Tables) - XL Hybrids, Inc [Member]	9 Months Ended	12 Months Ended
	Sep. 30, 2020	Dec. 31, 2019
Disaggregation of Revenue
The following table represents the Company’s revenues disaggregated, by sales channel.

	Nine Months Ended
	September 30, 2020	September 30, 2019
Revenue direct to customers	$1,729	$652
Revenue through channel partners	7,743	6,282

Total revenue	$9,472	$6,934

Disaggregation of revenue:

2019
Revenue direct to customers	$3,263
Revenue through channel partners	3,952

Total revenue	$7,215

Schedule of Accrued Warranty Liability
The following is a roll-forward of the Company’s accrued warranty liability:

	2019	2018
Balance as of January 1	$910	$406
Accrual for warranties issued	415	919
Warranty charges	(316)	(415)

Balance as of December 31	$1,009	$910